Amounts Receivable and Prepaids (Tables)	9 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Schedule of amounts receivable and prepaids [Table Text Block]
	December 31, 2025	March 31, 2025

Sales tax receivable	$15,051	$14,650
Prepaid expenses and other receivables	8,108	8,527
Receivable on sale of subsidiary (1)	1,816	1,816
Accounts receivable and prepaids, gross	24,975	24,993

Provisions and liability, opening	(6,633)	(6,777)
Additions	-	(310)
Impairment of receivable on sale of subsidiary(1)	(1,816)	-
Recovery, reversal, and repayments	2,467	1,259
Foreign exchange	971	(805)
Provision and liability, ending	(5,011)	(6,633)
Amounts receivable and prepaids, net	19,964	18,360

Less: current portion	(14,772)	(11,758)
Long term portion	$5,192	$6,602